RELATED PARTIES	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
(a)    Subsidiaries

		Equity Interest
	Country of	2025	2024	2023
	Incorporation	%	%	%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	100
(b)    Ultimate Parent
IperionX Limited is the ultimate parent of the Group.
(c)    Key Management Personnel
The aggregate compensation made to KMP of the Group is set out below:

	2025	2024	2023
	US$	US$	US$
Short-term employee benefits	4,012,976	3,100,958	2,109,813
Post-employment benefits	62,632	68,300	47,502
Share-based payments	5,496,070	2,749,346	1,650,382
Total compensation	9,571,678	5,918,604	3,807,697
No loans were provided to or received from KMP during the year ended June 30, 2025 (2024: nil) (2023: nil).
Mr Swan provides services as the Company Secretary through a services agreement with the Apollo Group and was listed as a KMP during fiscal year 2024 and 2023. During the 2024 financial year, Apollo Group was paid or is payable $270,763 (A$413,000) (2023:$212,519; A$318,000) for the provision of serviced office facilities and administrative, accounting and company secretarial services to the Group. Mr. Swan ceased to be CFO and KMP effective December 21, 2023.
(d)    Other transactions with Related Parties
Performance Industries, Inc., a company associated with Mr. Scott Sparks, COO of the Company, was paid $53,138 during the 2024 (2025: nil) financial year for the provision of engineering and construction services to the Group. The Company considers that the services provided by Performance Industries, Inc. were provided on an arm’s length or better basis.
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.